Document and Entity Information	Jan. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 24, 2025
Entity File Number	0-12456
Entity Registrant Name	LOGILITY SUPPLY CHAIN SOLUTIONS, INC.
Entity Central Index Key	0000713425
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	58-1098795
Entity Address, Address Line One	470 East Paces Ferry Road
Entity Address, Address Line Two	N.E.
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	261-4381
Title of 12(b) Security	Common Stock
Trading Symbol	LGTY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false